SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Basic and diluted net income (loss) per common share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net income (loss)	$ (87,718)	$ 722,115
Accretion of redeemable common stock to redemption amount	2,040,857	1,084,374
Excise taxes on stock redemption	(1,029,003)
Allocation of net loss, including accretion of temporary equity to redemption value	(3,157,578)	(362,259)
Accretion of common stock to redemption value	2,040,857	1,084,374	$ 3,350,220
Redeemable Common Stock [Member]
Net income (loss)	1,019,495	803,581
Excise taxes on stock redemption	1,029,003	1,084,374
Allocation of net loss, including accretion of temporary equity to redemption value	(2,050,365)	$ (280,793)
Accretion of common stock to redemption value	$ 2,040,857
Basic weighted average shares outstanding	6,178,617	11,500,000
Diluted weighted average shares outstanding	6,178,617	11,500,000
Basic net income (loss) per common share	$ 0.17	$ 0.07
Diluted net income (loss) per common share	$ 0.17	$ 0.07
Non Redeemable Common Stock [Member]
Net income (loss)	$ (1,107,213)	$ (81,466)
Allocation of net loss, including accretion of temporary equity to redemption value	$ (1,107,213)	$ (81,466)
Basic weighted average shares outstanding	3,336,500	3,336,500
Diluted weighted average shares outstanding	3,336,500	3,336,500
Basic net income (loss) per common share	$ (0.33)	$ (0.02)
Diluted net income (loss) per common share	$ (0.33)	$ (0.02)